Schedule of Investments (unaudited)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.7%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	$320	$ 337,844
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	285	301,279
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,040	1,114,329
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	1,300	1,287,153
Series A-1, 5.50%, 01/01/53	470	498,275
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	160,074
		3,698,954
Arizona — 4.9%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	357,991
Series A, 5.38%, 07/01/50	925	868,003
Series A, 5.50%, 07/01/52	855	829,026
Series G, 5.00%, 07/01/47	135	121,804
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,160,395
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	955	739,719
5.00%, 07/01/56	230	202,360
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	935	800,979
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	379,618
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	769,145
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	510	511,697
		6,740,737
Arkansas(b) — 3.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	1,050	1,019,920
AMT, 4.75%, 09/01/49	3,570	3,479,799
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	600	644,379
		5,144,098
California — 8.2%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	130,491
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	201,133
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	70,088
Series A, 5.25%, 08/15/49	175	175,273
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	2,700	2,729,496
AMT, Sustainability Bonds, 5.25%, 05/15/47	1,100	1,161,885
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	460	292,606
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	725	485,700
Mezzanine Lien, 4.00%, 03/01/57	330	233,360
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	835	484,517
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	$285	$ 183,379
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	132,761
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	1,050	107,908
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	830	372,355
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	604,347
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	914,350
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,265	892,693
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	2,175,524
		11,347,866
Colorado — 4.3%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	258,099
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	292,122
Series D, AMT, 5.75%, 11/15/45	790	873,172
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	160,645
5.50%, 11/01/47	90	98,704
5.25%, 11/01/52	220	233,332
Series A, 5.00%, 05/15/35	140	111,799
Series A, 5.00%, 05/15/44	180	119,311
Series A, 5.00%, 05/15/49	290	180,896
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	442,238
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,559,890
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.00%, 12/01/31	500	456,188
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	388,200
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	510	345,525
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	500	415,512
		5,935,633
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(b)	160	123,639
Delaware(b) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	447	423,807
Town of Bridgeville Delaware, ST(e)
07/01/44	100	102,811
07/01/53	100	103,428
		630,046
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 1.0%
District of Columbia, TA, 5.13%, 06/01/41	$590	$ 590,605
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	788,043
		1,378,648
Florida — 16.0%
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/29	100	93,982
4.00%, 11/15/33	625	565,467
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	147,067
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b)	100	100,237
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	195	194,267
Series A-2, 4.60%, 05/01/31	420	410,761
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	1,290	1,061,106
Series A, 5.75%, 06/01/54(b)	450	359,646
Series B, 0.00%, 01/01/60(c)	3,000	179,900
Capital Trust Agency, Inc., RB, CAB(b)(c)
0.00%, 07/01/61	8,315	552,555
Subordinate, 0.00%, 01/01/61	5,685	358,219
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	120	116,918
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,075,116
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	2,025,286
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	100	101,870
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	366,771
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/47	745	210,295
Series A-2, 0.00%, 10/01/48	525	147,867
Series A-2, 0.00%, 10/01/49	435	103,048
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	100	98,156
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	2,325	2,029,488
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	414,307
6.50%, 06/30/57	250	238,738
Series B, 4.50%, 12/15/56	705	522,421
Series C, 5.75%, 12/15/56	250	205,958
Florida Development Finance Corp., Refunding RB(e)
AMT, 07/15/32(a)(b)	3,015	3,111,552
AMT, (AGM), 07/01/53	1,310	1,364,752
AMT, 07/01/53	220	227,891
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	100	101,592
Lakes of Sarasota Community Development District, SAB
2.75%, 05/01/26	90	87,526
3.90%, 05/01/41	285	243,348
4.13%, 05/01/41	200	176,097
4.30%, 05/01/51	100	84,114
Lakewood Ranch Stewardship District, SAB
5.13%, 05/01/46	315	306,321
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
6.30%, 05/01/54	$117	$ 124,064
Series 1B, 4.75%, 05/01/29	270	270,065
Series 1B, 5.30%, 05/01/39	310	311,872
Series 1B, 5.45%, 05/01/48	550	551,410
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	100	99,838
Series A, 6.00%, 05/01/54	100	100,026
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	100,061
6.05%, 05/01/54	120	120,112
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	237,152
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	402,327
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	310	297,129
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	340	3
Trout Creek Community Development District, SAB
5.00%, 05/01/28	130	130,830
5.50%, 05/01/49	570	572,240
Village Community Development District No. 14, SAB
5.38%, 05/01/42	405	416,940
5.50%, 05/01/53	300	307,051
West Villages Improvement District, SAB
4.75%, 05/01/39	220	213,197
5.00%, 05/01/50	450	432,990
		22,069,946
Georgia — 5.5%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	297,496
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	100	101,495
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	110	103,246
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	3,500	3,655,155
Series B, 5.00%, 12/01/52	1,230	1,276,279
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	1,605	1,662,608
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	473,397
		7,569,676
Illinois — 7.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	795,019
Series D, 5.00%, 12/01/46	1,035	1,033,175
Series H, 5.00%, 12/01/36	935	949,510
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	415	429,592
Series C, 5.00%, 12/01/34	940	962,297
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	566,477
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	616,234
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	1,815	1,709,482

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	$840	$ 895,349
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	473,959
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	555	559,844
Series A, 5.50%, 06/15/53	200	202,737
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	370,994
Series B, 5.00%, 06/15/52	225	226,331
State of Illinois, GO, 5.00%, 05/01/27	500	500,287
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	475,054
		10,766,341
Indiana — 1.7%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	365,181
AMT, 7.00%, 01/01/44	885	885,391
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	810	562,950
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	564,875
		2,378,397
Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,647,707
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	110	107,635
PEFA, Inc., RB, 5.00%, 09/01/49(a)	100	101,715
		1,857,057
Kentucky — 1.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,690	1,691,537
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(d)	565	639,036
		2,330,573
Louisiana — 0.8%
Lafayette Parish School Board Sale Tax Revenue, RB
4.00%, 04/01/48	130	124,340
4.00%, 04/01/53	85	78,436
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	105	101,412
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	770	770,581
		1,074,769
Maine(b) — 0.9%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51	380	292,776
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	1,100	972,442
		1,265,218
Maryland — 1.5%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	117,370
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	$380	$ 390,893
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	1,480	1,535,288
		2,043,551
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	860	842,782
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	310	291,868
Series A, AMT, 4.50%, 12/01/47	1,030	976,665
		2,111,315
Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,828,282
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	152,124
AMT, 5.00%, 12/31/43	500	492,816
		2,473,222
Minnesota — 0.9%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	665,762
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	500	529,304
		1,195,066
Missouri — 0.8%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	263,275
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	850	868,991
		1,132,266
New Hampshire — 0.9%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	260	223,960
Series A, 4.25%, 08/15/46	290	230,030
Series A, 4.50%, 08/15/55	600	474,722
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	335	325,536
		1,254,248
New Jersey — 11.1%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	475	477,859
5.25%, 11/01/44	1,160	1,164,423
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(h)	70	76,350
5.00%, 06/15/43	125	129,930
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(h)	1,225	1,295,755
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	714,911
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,182,254
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	499,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	$2,535	$ 2,666,708
Series AA, 5.00%, 06/15/45	585	589,193
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	1,300	1,390,720
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	766,981
Series A, 5.25%, 06/01/46	1,700	1,758,466
Sub-Series B, 5.00%, 06/01/46	2,635	2,659,375
		15,372,082
New York — 15.0%
City of New York, GO
Series A-1, 4.00%, 09/01/46	390	365,831
Series B, 5.25%, 10/01/39	245	274,609
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	859,160
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,125	1,126,990
Series B, 5.25%, 11/15/39	400	400,708
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	985	1,006,852
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	4,000	3,731,991
Series A-1, Subordinate, 4.00%, 08/01/48	555	527,000
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	900,182
Series A, 5.00%, 06/01/42	1,505	1,399,898
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	905,284
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,415	1,415,884
Class 2, 5.38%, 11/15/40(b)	395	398,393
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	363,410
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	528,327
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	880	817,625
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	260	281,382
AMT, 5.00%, 12/01/40	555	578,074
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	560	589,979
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,802,693
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	771,479
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	340	329,455
5.00%, 07/01/56	380	340,971
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	1,072,713
		20,788,890
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	550	583,104
Security	Par (000)	Value
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	$525	$ 547,014
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	600	543,867
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	717,947
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	180	151,407
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,208,963
		2,622,184
Oklahoma — 3.5%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	2,205	2,256,472
Series B, 5.00%, 08/15/38	750	760,072
Series B, 5.50%, 08/15/52	765	776,848
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	139,101
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	886,494
		4,818,987
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	625	313,014
Pennsylvania — 8.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,280	1,269,514
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	150,185
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	800	806,111
Series B, (AGM), 5.50%, 09/01/53	1,605	1,750,815
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	100	100,927
5.38%, 07/01/39	155	156,968
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,240	1,084,086
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	95,825
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	464,326
AMT, 5.75%, 06/30/48	335	362,641
AMT, 5.25%, 06/30/53	560	580,219
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	708,918
Pennsylvania Higher Education Assistance Agency, RB, Series 1C, AMT, 06/01/51(e)	100	95,345
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	763,426
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	1,015,523
Pennsylvania Turnpike Commission, RB
Series A, 5.50%, 12/01/42	1,685	1,745,423
Series A, 5.00%, 12/01/44	520	522,361

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	$355	$ 366,626
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	220	238,616
		12,277,855
Puerto Rico — 8.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	7,610	602,017
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	4,759	2,879,118
Series A-1, Restructured, 5.75%, 07/01/31	784	872,745
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	3,171	860,009
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	100	117,376
Series A-2, AMT, 6.50%, 01/01/42	100	115,761
Series A-2, AMT, 6.75%, 01/01/45	100	117,224
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	70,199
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,491,451
Series A-1, Restructured, 5.00%, 07/01/58	2,376	2,365,292
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,006,642
Series A-2, Restructured, 4.33%, 07/01/40	851	830,065
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,914	596,404
		11,924,303
Rhode Island — 2.2%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,450	2,266,848
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	395	364,329
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	421,515
		3,052,692
South Carolina — 4.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,130	1,188,732
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	225	207,302
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,130,465
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	1,840,360
Series E, 5.00%, 12/01/48	420	420,047
Series E, 5.50%, 12/01/53	750	750,280
		5,537,186
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	290	244,571
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	450	163,819
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	632,242
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	$230	$ 256,954
Series B, AMT, 5.50%, 07/01/36	190	215,088
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	787,383
		2,300,057
Texas — 12.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	217,474
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(b)	230	229,336
7.88%, 11/01/62(b)	195	194,940
Series A, 5.75%, 08/15/62	500	471,717
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	315	286,280
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	240	241,881
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	125	128,095
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	340	358,946
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	819,806
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	500	460,265
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	810	775,050
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	160	150,136
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/34(c)	3,000	1,860,863
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	5,200	2,836,663
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	414,470
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	549,019
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	136,704
Series A, 5.75%, 08/15/45	275	277,763
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	843,484
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(b)	710	548,156
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	425	364,789
Series A, AMT, 4.00%, 01/01/50	815	628,159
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	70,935
Series A, 5.00%, 10/01/51	115	87,427
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	323,929
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,367,970
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, Senior Lien, 5.00%, 12/31/55	1,025	1,025,251
AMT, Senior Lien, 5.50%, 12/31/58	800	856,384
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	$2,205	$ 834,366
Texas Water Development Board, RB, 4.45%, 10/15/36	170	183,275
		17,543,533
Utah — 0.6%
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	750	689,453
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	184,390
		873,843
Vermont — 0.2%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	320	301,906
Virginia — 2.7%
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	267	256,006
Series A-2, 7.13%, 03/01/59(d)	640	479,239
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	228,731
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	175	188,409
Series C3, 5.25%, 12/01/27	125	124,588
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	233,453
Series A, 5.00%, 01/01/49	455	392,985
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	952,170
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	240	265,345
Series B3, 5.38%, 09/01/29	155	157,505
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	513,626
		3,792,057
Washington — 0.8%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	350,529
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	485	497,192
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	125	128,247
Series A, 5.00%, 07/01/48	115	116,730
		1,092,698
West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,747,502
Wisconsin — 5.3%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	571,882
Public Finance Authority, RB
6.25%, 10/01/31(b)(f)(g)	290	40,600
5.00%, 06/15/41(b)	165	156,241
7.75%, 07/01/43(b)	1,190	1,190,085
7.00%, 10/01/47(b)(f)(g)	290	40,600
5.00%, 06/15/55(b)	440	388,281
5.00%, 01/01/56(b)	710	620,439
Class A, 5.00%, 06/15/56(b)	230	183,924
Series A, 5.00%, 10/15/50(b)	530	448,705
Series A, 4.75%, 06/15/56(b)	730	506,488
Series A-1, 4.50%, 01/01/35(b)	590	554,425
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series B, 0.00%, 01/01/35(b)(c)	$980	$ 487,872
Series B, 0.00%, 01/01/60(b)(c)	16,025	960,960
AMT, 4.00%, 09/30/51	475	389,724
AMT, 4.00%, 03/31/56	455	364,929
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,580	420,343
		7,325,498
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	451,668
Total Municipal Bonds — 150.3% (Cost: $211,436,428)		207,787,339
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 4.7%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	6,194	6,479,147
New York — 2.6%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,181	2,097,309
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,509,706
		3,607,015
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.3% (Cost: $10,142,659)		10,086,162
Total Long-Term Investments — 157.6% (Cost: $221,579,087)		217,873,501

	Shares
Short-Term Securities
	Money Market Funds — 2.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(j)(k)	2,903,647	2,903,938
	Total Short-Term Securities — 2.1% (Cost: $2,903,647)	2,903,938
	Total Investments — 159.7% (Cost: $224,482,734)	220,777,439
	Liabilities in Excess of Other Assets — (1.1)%	(1,457,686)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.9)%	(5,391,916)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.7)%	(75,680,185)
	Net Assets Applicable to Common Shares — 100.0%	$ 138,247,652

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)

(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 12,588,591	$ —	$ (9,685,189)(a)	$ 1,963	$ (1,427)	$ 2,903,938	2,903,647	$ 130,291	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 207,787,339	$ —	$ 207,787,339
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,086,162	—	10,086,162
Short-Term Securities
Money Market Funds	2,903,938	—	—	2,903,938
	$2,903,938	$217,873,501	$—	$220,777,439
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(5,313,595)	$—	$(5,313,595)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)
	$—	$(81,313,595)	$—	$(81,313,595)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation